Finance Receivables by Credit Quality Indicator (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 5,599,072	¥ 4,746,097
Total
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	5,101,677	4,314,102
Total | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	5,092,988	4,305,194
Total | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	8,689	8,908
Retail
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,678,741	3,865,430
Retail | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,670,650	3,858,327
Retail | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	8,091	7,103
New auto
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,065,052	3,264,600
New auto | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,060,238	3,260,188
New auto | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,814	4,412
Used and certified auto
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	431,399	440,166
Used and certified auto | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	430,429	439,247
Used and certified auto | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	970	919
Others
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	182,290	160,664
Others | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	179,983	158,892
Others | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,307	1,772
Direct financing lease
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	422,936	448,672
Direct financing lease | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	422,338	446,867
Direct financing lease | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	598	1,805
Wholesale
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	497,395	431,995
Wholesale | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	281,383	260,401
Wholesale | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	216,012	171,594
Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	434,219	389,562
Wholesale flooring | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	245,019	236,203
Wholesale flooring | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	189,200	153,359
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	63,176	42,433
Commercial loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	36,364	24,198
Commercial loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 26,812	¥ 18,235